MARKETABLE SECURITIES (Schedule of amortized cost, unrealized gains and losses, and fair value of available-for-sale) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Marketable Securities [Line Items]
Amortized cost	$ 561,167	$ 612,699
Gross unrealized losses	(2,250)	(5,826)
Gross unrealized gains	40	691
Fair value	558,957	607,564
Corporate debentures [Member]
Marketable Securities [Line Items]
Amortized cost	354,874	324,485
Gross unrealized losses	(2,247)	(4,998)
Gross unrealized gains	38	357
Fair value	352,665	319,844
Government debentures [Member]
Marketable Securities [Line Items]
Amortized cost	206,293	288,214
Gross unrealized losses	(3)	(828)
Gross unrealized gains	2	334
Fair value	$ 206,292	$ 287,720